SCHEDULE OF WARRANTS ACTIVITY (Details) (Parenthetical)	12 Months Ended
Oct. 31, 2021 shares
Cashless warrant exercise	32,500
Warrant [Member]
Advaxis public offerings, net of offering costs, shares	32,500